Document and Entity Information	Aug. 03, 2026
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001095981
Document Type	8-K
Document Period End Date	Aug. 03, 2026
Entity Registrant Name	CERENOME, INC.
Entity Information Former Registered Name	PLUS THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-34375
Entity Tax Identification Number	33-0827593
Entity Address, Address Line One	6420 Levit Green Boulevard
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77021
City Area Code	(737)
Local Phone Number	255-7194
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	CNSY
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31